AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Realized Gains And Losses) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Realized gain	$ 31	$ 120	$ 2
Gross realized losses	$ 153	$ 3	$ 0